Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 16,872,263	$ 9,447,394
Accrued fixed assets	6,846,088	2,074,681
Accrued expenses	7,661,077	4,378,073
Accrued compensation	7,079,264	2,800,968
Accounts payable and accrued liabilities	$ 38,458,692	$ 18,701,116